INVESTMENTS (OFFSETTING 1) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Fair Value of Assets	$ 0
Reverse repurchase agreements, net amount presented on the balance sheet	0	$ 79
Repurchase agreements, net amount presented on the balance sheet	1,996	1,890
Accrued Interest Derivatives		141
Asset Derivatives	13,585	12,055
Securities sold under agreements to repurchase	4
Initial Margin
Offsetting Assets [Line Items]
Asset Derivatives		(2)
Investment Management
Offsetting Assets [Line Items]
Collateral (Received)/Held, Cash	(1)	(2)
Collateral (Received)/Held, Cash	(8)	(12)
Securities Borrowed	83	75
Securities Loaned		10
Asset Derivatives	13	13
Securities Purchased Under Agreements To Resell [Member]
Offsetting Assets [Line Items]
Fair Value of Assets		79
Colleteral (Received)/Held, Financial Instruments		(79)
Collateral (Received)/Held, Cash		0
Net Amounts		0
Securities Purchased Under Agreements To Resell [Member] | Counterparty M
Offsetting Assets [Line Items]
Fair Value of Assets		28
Colleteral (Received)/Held, Financial Instruments		(28)
Collateral (Received)/Held, Cash		0
Net Amounts		0
Securities Purchased Under Agreements To Resell [Member] | Counterparty V
Offsetting Assets [Line Items]
Fair Value of Assets		51
Colleteral (Received)/Held, Financial Instruments		(51)
Collateral (Received)/Held, Cash		0
Net Amounts		0
Securities Sold under Agreements to Repurchase [Member]
Offsetting Assets [Line Items]
Repurchase agreements, net amount presented on the balance sheet	1,992	1,890
Collateral (Received)/Held, Financial Instruments	(1,986)	(1,861)
Collateral (Received)/Held, Cash	(2)	(29)
Net amounts	4	0
Securities Sold under Agreements to Repurchase [Member] | Counterparty C
Offsetting Assets [Line Items]
Repurchase agreements, net amount presented on the balance sheet	302	1,033
Collateral (Received)/Held, Financial Instruments	(296)	(1,016)
Collateral (Received)/Held, Cash	(2)	(17)
Net amounts	4	0
Securities Sold under Agreements to Repurchase [Member] | Counterparty D
Offsetting Assets [Line Items]
Repurchase agreements, net amount presented on the balance sheet	767	234
Collateral (Received)/Held, Financial Instruments	(767)	(234)
Collateral (Received)/Held, Cash	0	0
Net amounts	0	0
Securities Sold under Agreements to Repurchase [Member] | Counterparty M
Offsetting Assets [Line Items]
Repurchase agreements, net amount presented on the balance sheet	410	623
Collateral (Received)/Held, Financial Instruments	(410)	(611)
Collateral (Received)/Held, Cash	0	(12)
Net amounts	0	0
Securities Sold under Agreements to Repurchase [Member] | Counterparty W
Offsetting Assets [Line Items]
Repurchase agreements, net amount presented on the balance sheet	513
Collateral (Received)/Held, Financial Instruments	(513)
Collateral (Received)/Held, Cash	0
Net amounts	0
Other Investments
Offsetting Assets [Line Items]
Fair Value of Assets	2,120	1,929
Colleteral (Received)/Held, Financial Instruments	0	(11)
Collateral (Received)/Held, Cash	66	(605)
Net Amounts	2,186	1,313
Other Financial Instruments
Offsetting Assets [Line Items]
Fair Value of Assets	2,067	1,271
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	0	0
Net Amounts	2,067	1,271
Derivative investments
Offsetting Assets [Line Items]
Fair Value of Assets	53	658
Colleteral (Received)/Held, Financial Instruments	0	(11)
Collateral (Received)/Held, Cash	66	(605)
Net Amounts	119	42
Derivative investments | Counterparty A
Offsetting Assets [Line Items]
Fair Value of Assets	46	52
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	(48)	(52)
Net Amounts	(2)	0
Derivative investments | Counterparty B
Offsetting Assets [Line Items]
Fair Value of Assets	(128)	9
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	132	(7)
Net Amounts	4	2
Derivative investments | Counterparty C
Offsetting Assets [Line Items]
Fair Value of Assets	(116)	61
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	138	(58)
Net Amounts	22	3
Derivative investments | Counterparty D
Offsetting Assets [Line Items]
Fair Value of Assets	182	222
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	(176)	(218)
Net Amounts	6	4
Derivative investments | Counterparty E
Offsetting Assets [Line Items]
Fair Value of Assets	(65)	53
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	83	(53)
Net Amounts	18	0
Derivative investments | Counterparty F
Offsetting Assets [Line Items]
Fair Value of Assets	(3)	(2)
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	16	2
Net Amounts	13	0
Derivative investments | Counterparty G
Offsetting Assets [Line Items]
Fair Value of Assets	219	129
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	(214)	(129)
Net Amounts	5	0
Derivative investments | Counterparty H
Offsetting Assets [Line Items]
Fair Value of Assets	104	16
Colleteral (Received)/Held, Financial Instruments	0	(11)
Collateral (Received)/Held, Cash	(110)	(5)
Net Amounts	(6)	0
Derivative investments | Counterparty I
Offsetting Assets [Line Items]
Fair Value of Assets	(188)	44
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	203	(39)
Net Amounts	15	5
Derivative investments | Counterparty J
Offsetting Assets [Line Items]
Fair Value of Assets	(93)	19
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	115	(13)
Net Amounts	22	6
Derivative investments | Counterparty K
Offsetting Assets [Line Items]
Fair Value of Assets	92	17
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	(96)	(17)
Net Amounts	(4)	0
Derivative investments | Counterparty L
Offsetting Assets [Line Items]
Fair Value of Assets	(3)	7
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	3	(7)
Net Amounts	0	0
Derivative investments | Counterparty M
Offsetting Assets [Line Items]
Fair Value of Assets	(105)	11
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	120	(10)
Net Amounts	15	1
Derivative investments | Counterparty N
Offsetting Assets [Line Items]
Fair Value of Assets	4	20
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	0	0
Net Amounts	4	20
Derivative investments | Counterparty Q
Offsetting Assets [Line Items]
Fair Value of Assets	10	0
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	(11)	0
Net Amounts	(1)	0
Derivative investments | Counterparty T
Offsetting Assets [Line Items]
Fair Value of Assets	0	(3)
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	2	3
Net Amounts	2	0
Derivative investments | Counterparty U
Offsetting Assets [Line Items]
Fair Value of Assets	1	0
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	10	1
Net Amounts	11	1
Derivative investments | Counterparty V
Offsetting Assets [Line Items]
Fair Value of Assets	96	3
Colleteral (Received)/Held, Financial Instruments	0	0
Collateral (Received)/Held, Cash	(101)	(3)
Net Amounts	$ (5)	$ 0